Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2022
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities	8. Accounts payable and accrued liabilities
	December 31, 2022	December 31, 2021
	$	$
Trade payable	448,206	196,198
Sales tax payable	345,036	150,832
Accrued liabilities	972,889	782,777

	1,766,131	1,129,807